Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock Based Compensation [Abstract]
Summary of Stock Option Activity

The following is a summary of stock option activity:

	Shares	Exercise Price
Outstanding at
January 1, 2011	270,673	$0.91 - 1.01
Granted	106,947	$1.01
Exercised	-	-
Forfeited	(29,831)	$2.51
Outstanding at
December 31, 2011	347,789	$0.91 - 1.01
Granted	134,243	$0.91 - 1.01
Exercised	-	-
Forfeited	(6,762)	$1.81
Outstanding at
December 31, 2012	475,270	$0.91 - 1.01

Summary of Options Outstanding by Exercise Price

Summarized information about stock options outstanding as of December 31, 2012 is as follows:

	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.91 - 1.01	475,270	2.16	$0.91	180,200	$0.91

Summary of Nonvested Option Activity

A summary of status of the Company's non-vested stock options for the year ended December 31, 2012 is as follows:

	Nonvested Shares Under Option	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2012	211,259	$0.27
Granted	134,243	$0.51
Vested	(50,432)	$0.35
Forfeited	-	$-
Non-vested at December 31, 2012	295,070	$0.37